Supplemental Statements of Cash Flows Information - Supplemental Disclosures of Cash Flows Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 18	$ 23	$ 40	$ 63
Income taxes paid, net			336	498
Seismic equipment purchases included in accounts payable at year-end			$ 0	$ 812